Issued Capital and Reserves - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Thousands										12 Months Ended
	May 04, 2021	Feb. 12, 2021	Dec. 23, 2020	Jun. 30, 2020	Jun. 04, 2020	Jun. 03, 2020	Feb. 20, 2020	Feb. 11, 2020	Mar. 21, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted						89,144,630
Nominal value						£ 0.003
Ordinary shares price per share				£ 0.174			£ 0.19	£ 0.08
Cash consideration	£ 1,500											£ 1,090
Conversion of loan notes into ordinary shares amount										£ 40,500
Equity component (consideration received for the warrants)										100	£ 100
Fair value of Acquisition for Ordinary shares	1,090
Nominal value of issued capital										£ 1,875	1,755
Gain loss on extnguishment of financial liability											£ 200
Number of warrants exercised during period											14,954,491
Number of ADS equivalents to warrants issued during period											2,990,898
Exercise price per warrants										£ 0.348
Upfront Consideration	£ 1,500											1,090
Number of warrants issued in exchange for funds										1,101,683
Proceeds from exercise Of warrants										£ 200
Equity										61,868	£ 88,002	(14,971)	£ 40,256
Noncash Warrant Exercises [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised during period											460,135
Exercise price per warrants											£ 0.348
Issued capital [member]
Disclosure of classes of share capital [line items]
Equity										1,875	£ 1,755	£ 1,017	£ 294
Other Reserve [Member]
Disclosure of classes of share capital [line items]
Issued						89,144,630
Warrants [Member]
Disclosure of classes of share capital [line items]
Equity										£ 100
Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price per warrants											£ 0.348
Directors [member]
Disclosure of classes of share capital [line items]
Reduction in share premium									£ 7,000
Novartis [member]
Disclosure of classes of share capital [line items]
Conversion of loan notes into ordinary shares amount				£ 21,800
Number of converted loans converted to ordinary shares				125,061,475
Amount recognised on conversion and carrying value of the financial liability extinguished				£ 33,500
Aspire Capital Fund LLC [Member]
Disclosure of classes of share capital [line items]
Ordinary shares price per share								£ 0.2
Cash consideration								£ 2,300
Number of converted loans converted to ordinary shares								2,862,595
Issued								572,519
Upfront Consideration								£ 2,300
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted	2,100,840	198,375,000		125,061,475	89,144,630		12,252,715	11,432,925		40,020,280	40,397,976
Nominal value	£ 0.003	£ 0.003		£ 0.003						£ 0.003	£ 0.003
Ordinary shares price per share	£ 0.517	£ 0.395		£ 0.174	£ 0.174					£ 0.174	£ 0.174
Cash consideration				£ 21,800	£ 15,500		£ 2,300
Reduction in share premium						£ 2,100
Shares issued as fully paid up										624,928,519	584,908,239	338,953,141	97,959,622
Fair value of Acquisition for Ordinary shares						13,400
Proceeds from issue of ordinary shares		£ 78,400			13,400	£ 15,500
Discount On Issue Of Shares					2,100
Issued										40,020,280	245,955,098
Transaction costs associated with issue of share capital		£ 200									£ 200
Upfront Consideration				£ 21,800	£ 15,500		£ 2,300
Ordinary shares [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Fair value of Acquisition for Ordinary shares										£ 40,900
Ordinary shares [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Excess Amount Within Other Capital Reserves										40,800
Ordinary shares [member] | Private placement [Member]
Disclosure of classes of share capital [line items]
Issued												89,144,630
Ordinary shares [member] | Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Share conversion price per share			£ 0.348
Number Of Warrants converted			690,205								4,621,147
Issued												239,179
Ordinary shares [member] | Aspire Capital Fund LLC [Member]
Disclosure of classes of share capital [line items]
Commitement to issue capital								£ 25,000
Novartis bonus shares [member]
Disclosure of classes of share capital [line items]
Conversion of loan notes into ordinary shares amount										£ 1,080	£ 1,080
Merger reserve [member] | OncoMed [Member]
Disclosure of classes of share capital [line items]
Shares issued as fully paid up										24,783,320
Merger reserve [member] | OncoMed [Member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Nominal value of issued capital										£ 100
Capital reserve [member] | Equity component of convertible loan [member]
Disclosure of classes of share capital [line items]
Gain loss on extnguishment of financial liability										£ 33,100
ADS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and allotted		39,675,000
Ordinary shares price per share		£ 2.726
Number of new stock issued			47,835
ADS [Member] | Noncash Warrant Exercises [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised during period											92,027
ADS [Member] | Other Reserve [Member]
Disclosure of classes of share capital [line items]
Reduction In Warrant Liability											£ 2,400
ADS [Member] | Private placement [Member]
Disclosure of classes of share capital [line items]
Number Of Warrants converted											15,414,626
ADS [Member] | Conversion Of Warrants [Member]
Disclosure of classes of share capital [line items]
Number Of Warrants converted			138,041								924,229